DEBT - SMP Holdings Credit Facility (Details)	1 Months Ended					12 Months Ended
	May. 31, 2015 USD ($)	May. 31, 2014 USD ($)	Mar. 31, 2014 USD ($)	Feb. 28, 2014 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Debt Instrument [Line Items]
Repayments under term loan						$ 182,500,000	$ 100,000,000	$ 100,000,000
Write-off of debt issuance costs						727,000	1,554,000	0
Borrowings under term loan						0	$ 400,000,000	$ 200,000,000
Revolving credit facility
Debt Instrument [Line Items]
Borrowing capacity						$ 700,000,000
Commitment fee on unused portion of the facility (as a percent)						0.50%
Ratio of total indebtedness to consolidated EBITDA						5.0
Ratio of total indebtedness to consolidated EBITDA, for a specified period following certain acquisitions						5.5
Period following certain acquisitions, for which higher ratio of total indebtedness to consolidated EBITDA is to be maintained						270 days
Revolving credit facility | LIBOR
Debt Instrument [Line Items]
Applicable margin (as a percent)						2.50%
SMP Holdings | SMP Holdings Credit Facility
Debt Instrument [Line Items]
Decrease in basis spread on variable rate				0.75%
Commitment fee on unused portion of the facility (as a percent)					0.50%
Ratio of total indebtedness to consolidated EBITDA				5.0	4.0
Ratio of total indebtedness to consolidated EBITDA, for a specified period following certain acquisitions				5.5	5.0
Period following certain acquisitions, for which higher ratio of total indebtedness to consolidated EBITDA is to be maintained				270 days
Write-off of debt issuance costs			$ 1,500,000
SMP Holdings | Senior Secured Term Loan | SMP Holdings Credit Facility
Debt Instrument [Line Items]
Debt face amount					$ 200,000,000.0
Debt instrument, accordion amount				$ 400,000,000
Repayments under term loan	$ 175,000,000		100,000,000
Write-off of debt issuance costs	$ 700,000
Borrowings under term loan		$ 400,000,000
SMP Holdings | Revolving credit facility | SMP Holdings Credit Facility
Debt Instrument [Line Items]
Borrowing capacity				250,000,000.0	$ 150,000,000.0
Line of credit, accordion amount				$ 100,000,000
Repayments of lines of credit			$ 95,000,000
Minimum | Revolving credit facility
Debt Instrument [Line Items]
Commitment fee on unused portion of the facility (as a percent)						0.30%
Minimum | Revolving credit facility | LIBOR
Debt Instrument [Line Items]
Applicable margin (as a percent)						1.75%
Minimum | Revolving credit facility | ABR
Debt Instrument [Line Items]
Applicable margin (as a percent)						0.75%
Minimum | SMP Holdings | SMP Holdings Credit Facility
Debt Instrument [Line Items]
Commitment fee on unused portion of the facility (as a percent)				0.30%
Minimum | SMP Holdings | SMP Holdings Credit Facility | LIBOR
Debt Instrument [Line Items]
Applicable margin (as a percent)				2.00%	2.75%
Minimum | SMP Holdings | SMP Holdings Credit Facility | ABR
Debt Instrument [Line Items]
Applicable margin (as a percent)				1.00%	1.75%
Maximum | Revolving credit facility
Debt Instrument [Line Items]
Commitment fee on unused portion of the facility (as a percent)						0.50%
Maximum | Revolving credit facility | LIBOR
Debt Instrument [Line Items]
Applicable margin (as a percent)						2.75%
Maximum | Revolving credit facility | ABR
Debt Instrument [Line Items]
Applicable margin (as a percent)						1.75%
Maximum | SMP Holdings | SMP Holdings Credit Facility
Debt Instrument [Line Items]
Commitment fee on unused portion of the facility (as a percent)				0.50%
Maximum | SMP Holdings | SMP Holdings Credit Facility | LIBOR
Debt Instrument [Line Items]
Applicable margin (as a percent)				3.00%	3.75%
Maximum | SMP Holdings | SMP Holdings Credit Facility | ABR
Debt Instrument [Line Items]
Applicable margin (as a percent)				2.00%	2.75%